BASIS OF PREPARATION (Tables)	12 Months Ended
Jan. 31, 2023
Basis Of Preparation [Abstract]
Schedule of subsidiaries information [Table Text Block]
Name of subsidiary (1)	Principal activity
320204 US Holdings Corp.	Holding Company
320204 Oregon Holdings Corp.	Holding Company
320204 Nevada Holdings Corp.	Holding Company
320204 Re Holdings, LLC	Holding Company
Eco Firma Farms LLC (2)	Cannabis producer
Silver State Cultivation LLC	Cannabis producer
Silver State Relief LLC	Cannabis retailer
Swell Companies LTD (2)	Cannabis processor, distributor
Megawood Enterprises Inc. (2)	Cannabis retailer
Phantom Venture Group, LLC (2)	Holding Company
Phantom Brands, LLC (2)	Holding Company
Phantom Distribution, LLC (2)	Cannabis distributor
63353 Bend, LLC (2)	Cannabis producer
20727-4 Bend, LLC (2)	Cannabis processor
4964 BFH, LLC (2)	Cannabis producer
Workforce Concepts 21, Inc.	Payroll and benefits services

Schedule restatement of consolidated financial statements [Table Text Block]
	Previously reported	Change	Restated
	$	$	$
Income taxes payable	3,658,162	1,212,008	4,870,170
Deferred tax asset	9,024	(9,024)	-
Deferred tax liability	-	33,558	33,558
Deficit	(68,510,333)	(1,254,590)	(69,764,923)
	Previously reported	Change	Restated
	$	$	$
Income tax expense	(3,973,246)	(961,221)	(4,934,467)